Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity File Number	001-41795
Entity Registrant Name	PODCASTONE, INC.
Entity Central Index Key	0001940177
Entity Tax Identification Number	35-2503373
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	345 North Maple Drive
Entity Address, Address Line Two	Suite 295
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90210
City Area Code	310
Local Phone Number	858-0888
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.00001 par value per share
Trading Symbol	PODC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false